Note 12 - Convertible Notes - Related Party - Convertible Notes Payable to Related Parties (Details) - Convertible Debt Payable to Related Party [Member] - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-term Debt	$ 2,558,681	$ 2,558,681	$ 2,538,681
Less: current portion	2,538,681	2,538,681	926,368
Long-term portion loans payable - related party	20,000	20,000	1,612,313
Bill Chaaban, President of Cen Biotech [Member]
Long-term Debt	1,388,122	1,388,122	1,388,122
Director, Harold Aubrey de Lavenu [Member]
Long-term Debt	878,368	878,368	878,368
Director, Alex Tarrabain [Member]
Long-term Debt	48,000	48,000	48,000
Joseph Byrne [Member]
Long-term Debt	224,191	224,191	224,191
Brother of Director Ameen Ferris [Member]
Long-term Debt	$ 20,000	$ 20,000